Provisions - Summary of Other Provisions (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Reconciliation of Changes In Other Provisions
Beginning		₩ 714,903
Transfer between stages:
Ending		808,604		$ 682,078	₩ 714,903
Provisions for credit losses of unused loan commitments
Reconciliation of Changes In Other Provisions
Beginning		298,753
Transfer between stages:
Ending		308,640			298,753
Provisions for credit losses of unused loan commitments | 12-month expected credit losses
Reconciliation of Changes In Other Provisions
Beginning		162,721	[1]		127,297
Transfer between stages:
Transfer To 12month Expected Credit Losses		38,831			23,318
Transfer To Lifetime Expected Credit Losses		(27,308)			(13,431)
Impairment		(457)			(304)
Increase					24,583
Reversal		(22,543)
Business combination		813			19,426
Others		1,940			(18,168)
Ending	[1]	153,997			162,721
Provisions for credit losses of unused loan commitments | Non-impaired
Reconciliation of Changes In Other Provisions
Beginning		127,463	[1]		71,464
Transfer between stages:
Transfer To 12month Expected Credit Losses		(37,595)			(21,694)
Transfer To Lifetime Expected Credit Losses		28,203			15,991
Impairment		(1,002)			(3,474)
Increase		29,145			65,449
Business combination		0			0
Others		405			(273)
Ending	[1]	146,619			127,463
Provisions for credit losses of unused loan commitments | Impaired
Reconciliation of Changes In Other Provisions
Beginning		8,569	[1]		9,387
Transfer between stages:
Transfer To 12month Expected Credit Losses		(1,236)			(1,624)
Transfer To Lifetime Expected Credit Losses		(895)			(2,560)
Impairment		1,459			3,778
Increase		127
Reversal					(412)
Business combination		0			0
Others		0			0
Ending	[1]	8,024			8,569
Provisions for credit losses of financial guarantee contracts
Reconciliation of Changes In Other Provisions
Beginning		6,348			6,063
Transfer between stages:
Increase					280
Reversal		(830)
Others		(167)			5
Ending		5,351			6,348
Provisions for credit losses of acceptances and guarantees
Reconciliation of Changes In Other Provisions
Beginning		62,254
Transfer between stages:
Ending		121,104			62,254
Provisions for credit losses of acceptances and guarantees | 12-month expected credit losses
Reconciliation of Changes In Other Provisions
Beginning		33,088	[1]		24,961
Transfer between stages:
Transfer To 12month Expected Credit Losses		3,958			194
Transfer To Lifetime Expected Credit Losses		(3,973)			(486)
Impairment		(10)			(5)
Increase					9,482
Reversal		(7,425)
Business combination		0			0
Others		1,759			(1,058)
Ending	[1]	27,397			33,088
Provisions for credit losses of acceptances and guarantees | Non-impaired
Reconciliation of Changes In Other Provisions
Beginning		14,838	[1]		36,012
Transfer between stages:
Transfer To 12month Expected Credit Losses		(203)			(191)
Transfer To Lifetime Expected Credit Losses		3,982			486
Impairment		(85)			(461)
Increase		64,178
Reversal					(20,389)
Business combination		0			0
Others		(540)			(619)
Ending	[1]	82,170			14,838
Provisions for credit losses of acceptances and guarantees | Impaired
Reconciliation of Changes In Other Provisions
Beginning		14,328	[1]		16,786
Transfer between stages:
Transfer To 12month Expected Credit Losses		(3,755)			(3)
Transfer To Lifetime Expected Credit Losses		(9)			0
Impairment		95			466
Increase		711
Reversal					(2,734)
Business combination		0			0
Others		167			(187)
Ending	[1]	11,537			14,328
Provisions for restoration costs
Reconciliation of Changes In Other Provisions
Beginning		151,696			120,340
Transfer between stages:
Increase		11,350			14,192
Reversal		(2,075)			(2,010)
Used		(15,739)			(9,469)
Unwinding of discount		1,589			2,372
Effect of changes in discount rate		5,365			23,886
Business combination		0			2,385
Ending		₩ 152,186			₩ 151,696
Description Of Nature Of Provisions For Restoration Cost		Provisions for restoration costs are the present value of estimated costs to be incurred for the restoration of the leased properties. The expenditure of the restoration cost will be incurred at the end of each lease contract,and the lease period is used to reasonably estimate the time of expenditure. Also, the average restoration expense based on actual three-year historical data and three-year historical average inflation rate are used to estimate the present value of estimated costs.		Provisions for restoration costs are the present value of estimated costs to be incurred for the restoration of the leased properties. The expenditure of the restoration cost will be incurred at the end of each lease contract,and the lease period is used to reasonably estimate the time of expenditure. Also, the average restoration expense based on actual three-year historical data and three-year historical average inflation rate are used to estimate the present value of estimated costs.	Provisions for restoration costs are the present value of estimated costs to be incurred for the restoration of the leased properties. The expenditure of the restoration cost will be incurred at the end of each lease contract,and the lease period is used to reasonably estimate the time of expenditure. Also, the average restoration expense based on actual three-year historical data and three-year historical average inflation rate are used to estimate the present value of estimated costs.
Total
Reconciliation of Changes In Other Provisions
Beginning		₩ 195,852			₩ 115,619
Transfer between stages:
Increase		171,455			187,292
Decrease		(146,161)			(112,383)
Business combination					5,324
Others		177
Ending		221,323			195,852
Total | Non-impaired
Reconciliation of Changes In Other Provisions
Beginning	[2]	195,852
Transfer between stages:
Increase	[2]	221,323
Ending	[2]				195,852
Membership rewards program
Reconciliation of Changes In Other Provisions
Beginning		19,501			14,669
Transfer between stages:
Increase		77,384			76,138
Decrease		(73,983)			(71,306)
Business combination					0
Others		0
Ending		22,902			19,501
Dormant accounts
Reconciliation of Changes In Other Provisions
Beginning		3,007			3,579
Transfer between stages:
Increase		3,429			2,607
Decrease		(3,374)			(3,179)
Business combination					0
Others		0
Ending		3,062			3,007
Litigations
Reconciliation of Changes In Other Provisions
Beginning		40,517			28,690
Transfer between stages:
Increase		18,670			19,186
Decrease		(4,190)			(9,725)
Business combination					2,366
Others		171
Ending		55,168			40,517
Others
Reconciliation of Changes In Other Provisions
Beginning		132,827			68,681
Transfer between stages:
Increase		71,972			89,361
Decrease		(64,614)			(28,173)
Business combination					2,958
Others		6
Ending		140,191			132,827
Provisions for industries and borrowers affected by COVID-19
Reconciliation of Changes In Other Provisions
Beginning		14,974
Transfer between stages:
Ending		15,664			14,974
Provision for lifetime expected credit losses (non-impaired)
Reconciliation of Changes In Other Provisions
Beginning		28,385
Transfer between stages:
Ending		₩ 33,393			₩ 28,385

[1]	Includes additional provisions of ￦ 14,974 million and ￦ 15,664 million for industries and borrowers which are highly affected by COVID-19 and ￦ 28,385 million and ￦ 33,393 million due to expanding the scope of the loans subject to lifetime expected credit losses (non-impaired) as of December 31, 2020 and 2021, respectively.
[2]	Includes provisions for redemption-suspended funds.